Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Communication Services: 6.3%
66,132	AT&T, Inc.	$1,844,422	1.1
42,271	Comcast Corp. – Class A	2,228,527	1.4
23,431	Interpublic Group of Cos., Inc.	612,018	0.4
99,734	Lumen Technologies, Inc.	1,225,731	0.7
18,761	New York Times Co.	960,000	0.6
16,362	Telephone & Data Systems, Inc.	292,716	0.2
57,067	Verizon Communications, Inc.	3,155,805	1.9
		10,319,219	6.3

	Consumer Discretionary: 6.9%
5,628	Dollar General Corp.	1,063,636	0.7
20,928	eBay, Inc.	1,180,758	0.7
8,376	Garmin Ltd.	1,038,791	0.6
32,366	Gentex Corp.	1,145,109	0.7
3,354	Home Depot, Inc.	866,472	0.5
2,007	Lennar Corp. - Class A	166,521	0.1
3,291	Pool Corp.	1,101,728	0.7
23,454	Service Corp. International	1,120,163	0.7
10,966	Target Corp.	2,011,603	1.2
7,170	Tractor Supply Co.	1,139,743	0.7
5,143	Yum! Brands, Inc.	532,455	0.3
		11,366,979	6.9

	Consumer Staples: 8.2%
31,549	Altria Group, Inc.	1,375,536	0.8
1,888	Colgate-Palmolive Co.	141,978	0.1
24,857	Flowers Foods, Inc.	540,640	0.3
23,554	General Mills, Inc.	1,295,706	0.8
7,451	Hershey Co.	1,085,238	0.7
7,109	Kimberly-Clark Corp.	912,298	0.6
15,382	Mondelez International, Inc.	817,707	0.5
10,562	PepsiCo, Inc.	1,364,505	0.8
19,825	Philip Morris International, Inc.	1,665,696	1.0
18,529	Procter & Gamble Co.	2,288,887	1.4
11,243	Walgreens Boots Alliance, Inc.	538,877	0.3
11,031	Walmart, Inc.	1,433,148	0.9
		13,460,216	8.2

	Energy: 3.9%
130,105	Antero Midstream Corp.	1,147,526	0.7
15,394	Chevron Corp.	1,539,400	0.9
7,110	ConocoPhillips	369,791	0.2
128,935	Equitrans Midstream Corp.	932,200	0.6
45,305	Kinder Morgan, Inc.	665,983	0.4
2,768	Pioneer Natural Resources Co.	411,242	0.2
61,403	Williams Cos., Inc.	1,402,445	0.9
		6,468,587	3.9

	Financials: 19.5%
10,078	Allstate Corp.	1,074,315	0.7
5,429	Ally Financial, Inc.	225,304	0.1
4,800	Ameriprise Financial, Inc.	1,061,952	0.6
68,151	Annaly Capital Management, Inc.	566,335	0.3
4,911	Aon PLC	1,118,284	0.7
4,757	Assurant, Inc.	586,158	0.4
10,258	Bank of America Corp.	356,055	0.2
22,176	Bank OZK	914,095	0.6
2,917	Blackrock, Inc.	2,025,857	1.2
5,617	Capital One Financial Corp.	675,107	0.4
16,196	Citigroup, Inc.	1,066,992	0.6
11,811	Commerce Bancshares, Inc.	874,368	0.5
2,242	Erie Indemnity Co.	542,788	0.3
1,482	Everest Re Group Ltd.	358,362	0.2
25,083	Fifth Third Bancorp	870,129	0.5
3,052	First American Financial Corp.	160,352	0.1
5,247	Hanover Insurance Group, Inc.	605,241	0.4
11,334	Hartford Financial Services Group, Inc.	574,520	0.4
40,608	Huntington Bancshares, Inc.	622,927	0.4
11,850	Intercontinental Exchange, Inc.	1,307,174	0.8
12,973	JPMorgan Chase & Co.	1,909,236	1.2
17,130	Lazard Ltd.	662,760	0.4
1,821	MarketAxess Holdings, Inc.	1,012,367	0.6
5,512	Mercury General Corp.	321,901	0.2
7,341	Metlife, Inc.	422,842	0.3
2,380	MSCI, Inc. - Class A	986,558	0.6
9,293	Nasdaq, Inc.	1,285,129	0.8
16,306	New Residential Investment Corp.	167,626	0.1
18,622	Old Republic International Corp.	359,963	0.2
14,856	Progressive Corp.	1,276,873	0.8
41,807	Regions Financial Corp.	862,478	0.5
4,213	S&P Global, Inc.	1,387,594	0.8
4,501	Stifel Financial Corp.	274,921	0.2
8,660	T. Rowe Price Group, Inc.	1,404,132	0.9
1,384	Travelers Cos, Inc.	201,372	0.1
6,115	UMB Financial Corp.	515,923	0.3
21,244	US Bancorp	1,062,200	0.6
25,861	Wells Fargo & Co.	935,392	0.6
6,172	Willis Towers Watson PLC	1,361,790	0.8
4,061	Zions Bancorp NA	215,923	0.1
		32,213,295	19.5

	Health Care: 13.9%
11,107	AbbVie, Inc.	1,196,668	0.7
3,235	Agilent Technologies, Inc.	394,896	0.2
10,733	AmerisourceBergen Corp.	1,086,394	0.7
4,615	Amgen, Inc.	1,038,006	0.6
857	Anthem, Inc.	259,834	0.2
14,523	Baxter International, Inc.	1,128,292	0.7
26,455	Bristol-Myers Squibb Co.	1,622,485	1.0

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
19,191		Cardinal Health, Inc.	$988,720	0.6
14,984		Cerner Corp.	1,035,994	0.6
1,272		Chemed Corp.	566,307	0.4
6,153		Eli Lilly & Co.	1,260,688	0.8
21,062		Gilead Sciences, Inc.	1,293,207	0.8
827		Humana, Inc.	313,971	0.2
19,046		Johnson & Johnson	3,018,029	1.8
4,918		McKesson Corp.	833,699	0.5
9,846		Medtronic PLC	1,151,687	0.7
16,304		Merck & Co., Inc.	1,183,997	0.7
52,849		Pfizer, Inc.	1,769,913	1.1
1,404		Thermo Fisher Scientific, Inc.	631,912	0.4
2,163		UnitedHealth Group, Inc.	718,592	0.4
11,247	(1)	Viatris, Inc.	167,018	0.1
7,588		Zoetis, Inc.	1,177,961	0.7
			22,838,270	13.9

		Industrials: 14.0%
4,088		3M Co.	715,645	0.4
20,221		AO Smith Corp.	1,200,521	0.7
11,589		Booz Allen Hamilton Holding Corp.	893,975	0.5
2,474		CH Robinson Worldwide, Inc.	224,763	0.1
9,148		CSX Corp.	837,499	0.5
3,339		Cummins, Inc.	845,435	0.5
3,982		Expeditors International Washington, Inc.	365,707	0.2
3,344		Fastenal Co.	155,061	0.1
5,001		Fortune Brands Home & Security, Inc.	415,783	0.3
43,479		GrafTech International Ltd.	514,357	0.3
29,719		Johnson Controls International plc	1,658,023	1.0
2,664		Kansas City Southern	565,674	0.4
13,826		Knight-Swift Transportation Holdings, Inc.	597,283	0.4
4,718		L3Harris Technologies, Inc.	858,251	0.5
3,497		Landstar System, Inc.	560,010	0.3
2,962		Lockheed Martin Corp.	978,201	0.6
17,262		Masco Corp.	918,684	0.6
3,928		MSC Industrial Direct Co.	338,319	0.2
1,445		Old Dominion Freight Line	310,343	0.2
2,110		Owens Corning, Inc.	170,952	0.1
4,356		Regal Beloit Corp.	595,335	0.4
11,057		Republic Services, Inc.	985,068	0.6
654		Rockwell Automation, Inc.	159,105	0.1
28,179		Rollins, Inc.	934,697	0.6
2,931		Roper Technologies, Inc.	1,106,804	0.7
3,444		Ryder System, Inc.	233,400	0.1
1,736		Simpson Manufacturing Co., Inc.	169,191	0.1
5,446		United Parcel Service, Inc. - Class B	859,542	0.5
5,883		Verisk Analytics, Inc.	963,930	0.6
9,092		Waste Connections, Inc.	888,197	0.5
10,215		Waste Management, Inc.	1,132,741	0.7
4,283		Watsco, Inc.	1,041,197	0.6
21,014		Werner Enterprises, Inc.	901,921	0.6
			23,095,614	14.0

		Information Technology: 12.8%
17,124		Amdocs Ltd.	1,298,170	0.8
11,165		Applied Materials, Inc.	1,319,591	0.8
3,173		Automatic Data Processing, Inc.	552,166	0.3
19,774		Avnet, Inc.	752,796	0.5
44,534		Cisco Systems, Inc.	1,998,241	1.2
16,584		Cognizant Technology Solutions Corp.	1,218,592	0.7
18,998		Genpact Ltd.	768,279	0.5
23,966		HP, Inc.	694,295	0.4
39,319		Intel Corp.	2,389,809	1.4
6,614		International Business Machines Corp.	786,603	0.5
2,774		Intuit, Inc.	1,082,248	0.6
2,799		KLA Corp.	871,133	0.5
4,824		Microsoft Corp.	1,121,001	0.7
3,028		Monolithic Power Systems, Inc.	1,134,047	0.7
6,912		NetApp, Inc.	432,691	0.3
7,153		Qualcomm, Inc.	974,167	0.6
51,746		Switch, Inc.	897,276	0.5
11,267		Texas Instruments, Inc.	1,940,966	1.2
7,069		Xilinx, Inc.	921,091	0.6
			21,153,162	12.8

		Materials: 4.5%
4,310		Air Products & Chemicals, Inc.	1,101,722	0.7
6,582		Aptargroup, Inc.	856,120	0.5
8,818		Cabot Corp.	434,110	0.3
16,692	(2)	Commercial Metals Co.	419,804	0.3
963		NewMarket Corp.	364,958	0.2
9,151		Packaging Corp. of America	1,208,115	0.7
3,329		Reliance Steel & Aluminum Co.	440,094	0.3
6,518		Royal Gold, Inc.	675,982	0.4
6,284		RPM International, Inc.	500,458	0.3
2,881		Sensient Technologies Corp.	224,286	0.1
15,359		Silgan Holdings, Inc.	576,884	0.3
10,108		Sonoco Products Co.	602,133	0.4
			7,404,666	4.5

		Real Estate: 3.6%
2,957		American Tower Corp.	639,096	0.4
55,372		Apartment Investment and Management Co.	263,571	0.2
17,251		Corporate Office Properties Trust SBI MD	448,526	0.3
9,588		Duke Realty Corp.	376,329	0.2
1,357		EastGroup Properties, Inc.	184,701	0.1
1,694		Equinix, Inc.	1,098,288	0.7
2,808		Equity Lifestyle Properties, Inc.	173,113	0.1
5,174		Gaming and Leisure Properties, Inc.	229,726	0.1
17,470		Invitation Homes, Inc.	509,076	0.3
2,752		Life Storage, Inc.	230,893	0.1

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,450	Mid-America Apartment Communities, Inc.	$195,358	0.1
4,255	Sun Communities, Inc.	646,547	0.4
24,583	VICI Properties, Inc.	700,615	0.4
8,396	Weyerhaeuser Co.	284,373	0.2
		5,980,212	3.6

	Utilities: 6.0%
11,622	Ameren Corp.	816,678	0.5
7,600	American Water Works Co., Inc.	1,078,288	0.6
2,323	Consolidated Edison, Inc.	152,505	0.1
3,994	DTE Energy Co.	470,174	0.3
18,699	Duke Energy Corp.	1,600,447	1.0
8,975	Entergy Corp.	779,120	0.5
15,394	Evergy, Inc.	825,580	0.5
23,067	Exelon Corp.	890,386	0.5
3,986	NorthWestern Corp.	233,101	0.1
15,340	OGE Energy Corp.	449,002	0.3
3,023	ONE Gas, Inc.	202,450	0.1
8,707	Public Service Enterprise Group, Inc.	468,698	0.3
10,347	Southern Co.	586,882	0.4
9,264	Spire, Inc.	615,315	0.4
27,787	Vistra Corp.	479,326	0.3
2,275	WEC Energy Group, Inc.	183,456	0.1
		9,831,408	6.0

	Total Common Stock
	(Cost $146,617,566)	164,131,628	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.0%
7,781	(3) Citigroup, Inc., Repurchase Agreement dated 02/26/21, 0.01%, due 03/01/21 (Repurchase Amount $7,781, collateralized by various U.S. Government Securities, 0.000%-0.125%, Market Value plus accrued interest $7,937, due 06/15/21-02/15/51)
	(Cost $7,781)	7,781	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
316,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $316,000)	$316,000	0.2

	Total Short-Term Investments
	(Cost $323,781)	323,781	0.2

	Total Investments in Securities (Cost $146,941,347)	$164,455,409	99.8
	Assets in Excess of Other Liabilities	275,780	0.2
	Net Assets	$164,731,189	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$164,131,628	$–	$–	$164,131,628
Short-Term Investments	$316,000	$7,781	$–	$323,781
Total Investments, at fair value	$164,447,628	$7,781	$–	$164,455,409

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $148,558,693.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,086,097
Gross Unrealized Depreciation	(3,189,381)

Net Unrealized Appreciation	$15,896,716